MARKETABLE SECURITIES (Schedule of available-for-sale marketable securities) (Details) - Governmental bonds [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	$ 28,891	$ 23,618
Gross unrealized gains	0	11
Gross unrealized losses	16	0
Fair value	$ 28,875	$ 23,629